INTERIM CONDENSED STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 13	€ 7
Property, plant and equipment	4,863	5,538
Non-current financial assets	409	406
Total non-current assets	5,284	5,951
Current assets
Trade receivables	1,837	2,977
Other current assets	9,234	8,753
Cash and cash equivalents	28,818	49,737
Total current assets	39,889	61,466
TOTAL ASSETS	45,174	67,418
Shareholders’ equity
Share capital	1,447	1,423
Premiums related to share capital	312,743	312,743
Accumulated other comprehensive income	686	712
Treasury shares	(228)	(228)
Reserve	(378,217)	(312,221)
Net loss for the period	(5,383)	(68,132)
Total shareholders’ equity	(68,952)	(65,704)
Non-current liabilities
Non-current provisions	479	432
Non-current financial liabilities	46,505	45,978
Non-current refund liabilities	4,105	27,778
Total non-current liabilities	51,089	74,187
Current liabilities
Current provisions	167	438
Current financial liabilities	4,735	4,924
Trade payables and other payables	11,639	20,036
Other current liabilities	7,000	7,543
Deferred income	50	61
Current contract liabilities	36,172	18,100
Current refund liabilities	3,273	7,835
Total current liabilities	63,037	58,935
Total Liabilities	114,126	133,122
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 45,174	€ 67,418